Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2024
Other Liabilities [Abstract]
Summary of Other Liabilities
Other Liabilities
(millions of Canadian dollars) As at
October 31 October 31
2024 2023
Accounts payable, accrued expenses, and

other items
1,2
$ 7,706 $ 8,314
Accrued interest 5,559 4,421
Accrued salaries and employee benefits 5,386 4,993
Cheques and other items in transit 2 – 2,245
Current income tax payable 67 162
Deferred tax liabilities (Note 24) 300 204
Defined benefit liability (Note 23) 1,380 1,244
Lease liabilities
3
5,013 5,050
Liabilities related to structured entities 22,792 17,520
Provisions (Note 26) 3,675 3,421
Total 2 $ 51,878 $ 47,574
Includes liabilities related to disposal groups classified as held-for-sale in connection with the Cowen acquisition.

Refer to Note 13 for further details.
2
Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 4 for details.
3 Refer to Note 26 for lease liability maturity and lease payment details.